Segment reporting (Details) - Schedule of EBITDA for each segment - Segments [Member] - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment reporting (Details) - Schedule of EBITDA for each segment [Line Items]
Engineering and construction	S/ 29,318	S/ 55,766	S/ 51,147
Energy	173,664	109,443	180,759
Infrastructure	197,066	180,892	222,795
Real estate	36,912	32,555	56,821
Parent company operations	(18,881)	(93,933)	(417,954)
Intercompany eliminations	(38,493)	96,691	484,693
EBITDA	S/ 379,586	S/ 381,414	S/ 578,261